Derivative warrant liabilities (Tables)	6 Months Ended
Feb. 28, 2023
Derivative Warrant Liabilities
Schedule of derivative warrant liabilities

Amount
As at August 31, 2022	$6,849
Change in fair value	(2,400)
As at February 28, 2023	$4,449

Schedule of assumptions fair value of derivative warrant liabilities

	February 28, 2023	August 31, 2022
Share price	$0.40	$0.48
Risk-free interest rate	4.31% - 5.00%	3.32% - 3.44%
Dividend yield	0%	0%
Expected volatility	53% - 57%	55% - 60%
Remaining term (in years)	0.4 – 3.9	0.9 – 4.4

Schedule of net income and net assets

	February 28, 2023
10% change in expected volatilities	Increase	Decrease
(Loss) income	$(914)	$931